Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	Brookfield Investment Funds
Central Index Key	0001520738
Amendment Flag	false
Document Creation Date	Apr. 27, 2015
Document Effective Date	Apr. 30, 2015
Prospectus Date	Apr. 30, 2015
Class A, C, Y Prospectus | Brookfield Global Listed Real Estate Fund | Class C
Risk/Return:
Trading Symbol	BLRCX
Class A, C, Y Prospectus | Brookfield Global Listed Real Estate Fund | Class Y
Risk/Return:
Trading Symbol	BLRYX
Class A, C, Y Prospectus | Brookfield Global Listed Real Estate Fund | Class A
Risk/Return:
Trading Symbol	BLRAX
Class A, C, Y Prospectus | Brookfield Global Listed Infrastructure Fund | Class A
Risk/Return:
Trading Symbol	BGLAX
Class A, C, Y Prospectus | Brookfield Global Listed Infrastructure Fund | Class C
Risk/Return:
Trading Symbol	BGLCX
Class A, C, Y Prospectus | Brookfield Global Listed Infrastructure Fund | Class Y
Risk/Return:
Trading Symbol	BGLYX
Class A, C, Y Prospectus | Brookfield Real Assets Securities Fund | Class A
Risk/Return:
Trading Symbol	RASAX
Class A, C, Y Prospectus | Brookfield Real Assets Securities Fund | Class C
Risk/Return:
Trading Symbol	RASCX
Class A, C, Y Prospectus | Brookfield Real Assets Securities Fund | Class Y
Risk/Return:
Trading Symbol	RASYX
Class A, C, Y Prospectus | Brookfield U.S. Listed Real Estate Fund | Class A
Risk/Return:
Trading Symbol	BRUAX
Class A, C, Y Prospectus | Brookfield U.S. Listed Real Estate Fund | Class C
Risk/Return:
Trading Symbol	BRUCX
Class A, C, Y Prospectus | Brookfield U.S. Listed Real Estate Fund | Class Y
Risk/Return:
Trading Symbol	BRUYX
Class I Prospectus | Brookfield Global Listed Real Estate Fund | Class I
Risk/Return:
Trading Symbol	BLRIX
Class I Prospectus | Brookfield Global Listed Infrastructure Fund | Class I
Risk/Return:
Trading Symbol	BGLIX
Class I Prospectus | Brookfield Real Assets Securities Fund | Class I
Risk/Return:
Trading Symbol	RASIX
Class I Prospectus | Brookfield U.S. Listed Real Estate Fund | Class I
Risk/Return:
Trading Symbol	BRUIX